Debt securities in issue - Covered bond programmes (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Schedule of Debt Securities in Issue [Abstract]
Restricted cash and cash equivalents	£ 4,049	£ 4,102